UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

              		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 October 18, 2000

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     3463   117897 SH       SOLE                                     117897
AT&T Corp.-Liberty Media Group COM              001957208     1647    91500 SH       SOLE                                      91500
Agilent Technologies           COM              00846u101      888    18151 SH       SOLE                                      18151
Allstate Corp.                 COM              020002101     4148   119376 SH       SOLE                                     119376
American Express Co.           COM              025816109    10069   165745 SH       SOLE                                     165745
American Home Products         COM              026609107     4945    87420 SH       SOLE                                      87420
American Intl. Group           COM              026874107     1148    12000 SH       SOLE                                      12000
Amgen Corp.                    COM              031162100     7625   109195 SH       SOLE                                     109195
Amsouth Bancorporation         COM              032165102     1265   101191 SH       SOLE                                     101191
Avon Products                  COM              054303102     2534    62003 SH       SOLE                                      62003
BP Amoco PLC Spons ADR         COM              055622104     4788    90340 SH       SOLE                                      90340
Bank of America Corp.          COM              060505104     5150    98322 SH       SOLE                                      98322
Bell South Corp.               COM              079860102      663    16472 SH       SOLE                                      16472
Best Buy Co., Inc.             COM              086516101     2201    34600 SH       SOLE                                      34600
Boston Scientific Corp.        COM              101137107     1245    75750 SH       SOLE                                      75750
Bristol Myers Squibb Co.       COM              110122108      952    16670 SH       SOLE                                      16670
CBRL Group                     COM                             216    15000 SH       SOLE                                      15000
CVS Corp.                      COM              126650100     2783    60092 SH       SOLE                                      60092
Catalina Marketing Corporation COM              148867104      508    13500 SH       SOLE                                      13500
Charming Shoppes, Inc.         COM              161133103      157    30000 SH       SOLE                                      30000
Chevron Corp.                  COM              166751107      205     2399 SH       SOLE                                       2399
Circuit City Group, Inc.       COM              172737108     1666    72425 SH       SOLE                                      72425
Coca Cola Co.                  COM              191216100     1244    22573 SH       SOLE                                      22573
Concord EFS, Inc.              COM              206197105      639    18000 SH       SOLE                                      18000
Conoco Class B                 COM              208251405      904    33559 SH       SOLE                                      33559
Costco Wholesale Corp.         COM              22160k105     3672   105100 SH       SOLE                                     105100
Cox Communications, Inc. Class COM              224044107     1505    39350 SH       SOLE                                      39350
Disney (Walt) Co.              COM              254687106     7023   183620 SH       SOLE                                     183620
Dow Chemical Co.               COM              260543103      252    10092 SH       SOLE                                      10092
Dow Jones & Co.                COM              260561105      345     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      248     5982 SH       SOLE                                       5982
Embrex Inc.                    COM              290817105      133    10000 SH       SOLE                                      10000
Emerson Electric Co.           COM              291011104     2926    43668 SH       SOLE                                      43668
Enron Corp.                    COM              293561106      526     6000 SH       SOLE                                       6000
Exxon Mobil Corp.              COM              30231G102    10554   118415 SH       SOLE                                     118415
Finlay Enterprises, Inc.       COM              317884203      210    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     4513   140201 SH       SOLE                                     140201
Firstar Corp                   COM              33763V109     2669   119267 SH       SOLE                                     119267
Gannett Co. Inc.               COM              364730101     6475   122177 SH       SOLE                                     122177
General Electric Co.           COM              369604103    19298   334527 SH       SOLE                                     334527
General Motors Corp Cl H       COM              370442832     4577   123091 SH       SOLE                                     123091
Goldman Sachs Group            COM              38141g104      342     3000 SH       SOLE                                       3000
H. J. Heinz Co.                COM              423074103      289     7800 SH       SOLE                                       7800
Hewlett - Packard              COM              428236103     5781    59600 SH       SOLE                                      59600
Home Depot Inc.                COM              437076102    13331   251233 SH       SOLE                                     251233
Horace Mann Educators Corp     COM              440327104      358    21875 SH       SOLE                                      21875
Int'l Business Machines Corp.  COM              459200101     8427    74907 SH       SOLE                                      74907
Intel Corp.                    COM              458140100     8367   201300 SH       SOLE                                     201300
International Speedway Corp. C COM              460335102     1155    30000 SH       SOLE                                      30000
Internet HOLDRs Trust          COM              46059w102     3691    38000 SH       SOLE                                      38000
Interpublic Group of Cos Inc.  COM              460690100      286     8398 SH       SOLE                                       8398
Intuit, Inc.                   COM              461202103      302     5300 SH       SOLE                                       5300
Jefferson - Pilot              COM              475070108     1683    24799 SH       SOLE                                      24799
Johnson & Johnson              COM              478160104    12002   127765 SH       SOLE                                     127765
Liberty Satellite & Technologi COM              531182103      106    10000 SH       SOLE                                      10000
Lucent Technologies            COM              549463107     2208    72236 SH       SOLE                                      72236
Manor Care, Inc.               COM              564055101      235    15000 SH       SOLE                                      15000
McDonald's Corp.               COM              580135101     4135   136978 SH       SOLE                                     136978
Media General Inc Cl A         COM              584404107      430    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    11731   157598 SH       SOLE                                     157598
Minnesota Mining & Mfg. Co.    COM              604059105      538     5900 SH       SOLE                                       5900
Morgan Stanley Dean Witter & C COM              617446448    14286   156233 SH       SOLE                                     156233
Motorola Inc.                  COM              620076109     3935   139300 SH       SOLE                                     139300
News Corp Pfd Class A          COM              652487802      443     9450 SH       SOLE                                       9450
Pepsico Inc.                   COM              713448108     1403    30505 SH       SOLE                                      30505
Pfizer, Inc.                   COM              717081103     5943   132261 SH       SOLE                                     132261
Pharmacia Corp.                COM                             971    16140 SH       SOLE                                      16140
Philip Morris Cos. Inc.        COM              718154107      265     9000 SH       SOLE                                       9000
Procter & Gamble               COM              742718109     2592    38688 SH       SOLE                                      38688
Rite Aid                       COM              767754104       72    17875 SH       SOLE                                      17875
Schering-Plough                COM              806605101     3941    84755 SH       SOLE                                      84755
Schlumberger Ltd.              COM              806857108     2278    27670 SH       SOLE                                      27670
Texaco Inc.                    COM              881694103     4875    92848 SH       SOLE                                      92848
Texas Instruments              COM              882508104     3100    65700 SH       SOLE                                      65700
Time Warner Inc.               COM              887315109     8960   114500 SH       SOLE                                     114500
Tyco International Ltd.        COM              902124106     5783   111475 SH       SOLE                                     111475
USG Corp.                      COM              903293405      958    38225 SH       SOLE                                      38225
United Technologies Corp.      COM              913017109     4140    59778 SH       SOLE                                      59778
Verizon Communications         COM              92343v104      681    14050 SH       SOLE                                      14050
Wal-Mart Stores                COM              931142103      424     8800 SH       SOLE                                       8800
WorldCom Inc.                  COM              98157d106     3465   114089 SH       SOLE                                     114089